                                SUPPLEMENT TO THE
                            SCHWAB EQUITY INDEX FUNDS
                                   PROSPECTUS
                                     AND THE
                      SCHWABFUNDS(R) PROSPECTUS EACH DATED
                               FEBRUARY 28, 2001
                                     FOR THE
                       SCHWAB INTERNATIONAL INDEX FUND(R)

The fourth sentence under the heading "Index" for the Schwab International Index Fund is replaced with the following:

         Within these countries, Schwab identifies the 350 largest companies according to their free float-adjusted market capitalizations (total market value of all shares available for purchase by international investors) in U.S. dollars.

Please retain this supplement for future reference.

REG 22004 (8/28/01)